Accounting policies - Measurement of FA and FL and recognition of FV changes - Movement between opening and closing balances of Level 3 (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in financial instruments, Assets
Financial assets at beginning of period	$ 1,616,873
Financial assets at end of period	1,743,889	$ 1,616,873
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(1,477,724)
Financial liabilities at end of period	(1,604,462)	(1,477,724)
Fair value
Changes in financial instruments, Assets
Financial assets at beginning of period	768,692
Financial assets at end of period	810,717	768,692
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(359,579)
Financial liabilities at end of period	(438,573)	(359,579)
Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	4,249	622	$ 3,813
Gains/(losses) on financial assets and liabilities (net)	(1)	(305)	(265)
Purchases	2,544		6
Sales/Transfer out	(1,598)
New issuances		4,110
Settlements	(4,124)	(178)	(2,932)
Financial assets at end of period	1,070	4,249	622
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(106)
Financial liabilities at end of period	(54)	(106)
Trading derivative liabilities | Fair value | Level 3
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(106)	(490)	(791)
Gains/(losses) on financial assets and liabilities (net)	4	277	(8)
Purchases			(369)
Transfer out		24	617
Settlements	48	83	61
Financial liabilities at end of period	(54)	(106)	(490)
Debt and equity instruments | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	54
New issuances		54
Financial assets at end of period	54	54
Trading derivative assets | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	139	622	938
Gains/(losses) on financial assets and liabilities (net)	(1)	(305)	(265)
Purchases			6
Settlements	(68)	(178)	(57)
Financial assets at end of period	70	139	622
Loans and advances - Customers
Changes in financial instruments, Assets
Financial assets at beginning of period	751,053
Financial assets at end of period	817,869	751,053
Loans and advances - Customers | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	4,056		2,875
Purchases	2,544
Sales/Transfer out	(1,598)
New issuances		4,056
Settlements	(4,056)		$ (2,875)
Financial assets at end of period	$ 946	$ 4,056